Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following for the periods below (in thousands):

	As of June 30, 2026	As of December 31, 2025
Professional expenses	$68	$296
Utilities	36	46
Deferred financing costs	1,410	787
Legal	2	67
Employee compensation	342	131
Other	228	275
Total accrued expenses and other current liabilities	$2,086	$1,602

Accrued expenses and other current liabilities consisted of the following for the periods below (in thousands):

	As of December 31,
	2025	2024
Professional expenses	$296	$108
Utilities	46	95
Deferred financing costs	787	100
Legal	67	84
Employee Compensation	131	20
Other	275	134
Total accrued expenses and other current liabilities	$1,602	$541